Other information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2012	2011

Due to related parties (note 4)	$—	$1,816
Accrued interest	20,656	19,592
Other accrued liabilities	29,341	25,992

	$49,997	$47,400

Schedule of Cash Flow, Supplemental Disclosures
(b)	Supplementary information to the statement of cash flows consists of:

	2012	2011	2010

Interest paid on debt	$64,123	$33,947	$11,881
Interest received	634	815	60
Undrawn credit facility fee paid	900	1,813	2,311
Non-cash transactions:
Dividends on Series A preferred shares	34,195	30,295	26,918
Dividend reinvestment	7,168	13,039	7,700
Other long-term liabilities for vessels under construction	84,787	108,374	107,214
Long-term debt for vessels under construction	71,400	—	—
Acquisition of the Manager excluding cash received	82,607	—	—
Settlement of debt on vessel transfer	52,104	—	—